Shareholder Fees	Mar. 01, 2021
First Trust Enhanced Short Maturity ETF | First Trust Enhanced Short Maturity ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none